Land use right, net	12 Months Ended
Dec. 31, 2021
ZHEJIANG TIANLAN
Land use right, net

11 Land use right, net

	December 31,
	2021	2020
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,364)	(2,214)

Net carrying amount	4,997	5,147

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Amortization expense	150	159	149

At December 31, 2021, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB 1,463,000 (2020: RMB4,463,000).

As December 31, 2021, estimated future land use right amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2022	150
2023	150
2024	150
2025	150
2026	150
Thereafter	4,247

Total	4,997

As December 31, 2020, estimated future land use right amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2021	159
2022	159
2023	159
2024	159
2025	159
Thereafter	4,352

Total	5,147